Changes in Accumulated Other Comprehensive Income (AOCI) by Component (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax expense	$ 305,286	$ 393,901
Total reclassification out of AOCI	592,615	764,634
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax expense	(305,286)	(393,901)
Total reclassification out of AOCI	592,615	764,634
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains on available-for-sale securities | Net realized gains on sales of available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of available-for-sale securities	$ 897,901	$ 1,158,535